Average Annual Total Returns - AMG FQ Tax-Managed U.S. Equity Fund	Feb. 01, 2021
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
Class N
Average Annual Return:
1 Year	8.16%
5 Years	11.44%
10 Years	11.88%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	7.79%
5 Years	11.20%
10 Years	11.73%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.09%
5 Years	9.09%
10 Years	9.91%
Class I
Average Annual Return:
1 Year	8.44%
5 Years	11.72%
10 Years	12.16%